Note 10 - b.2) Financing, outstading lines of credit with official credit agencies in Brazil (Detail) (USD $) In Millions	Jun. 30, 2011
Financing 1
Company	Transpetro (*)
Agency	BNDES and Banco do Brasil
Contracted	$ 5,768
Used	344
Balance	5,424
Description	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a. to national equipment and 3% p.a. to imported equipment.
Financing 2
Company	Petrobras
Agency	Banco do Brasil
Contracted	320
Used	244
Balance	76
Description	Commercial Credit Certificate (FINAME) - 4.5% p.a.
Financing 3
Company	Petrobras
Agency	Caixa Econômica Federal
Contracted	192
Used	0
Balance	$ 192
Description	Bank Credit Certificate - Revolving Credit &- 110% p.a. of average CDI